UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

_______________________________

Investment Company Act file number 811-42

DWS Portfolio Trust

(Exact name of registrant as specified in charter)

345 Park Avenue

New York, NY 10154-0004

(Address of principal executive offices)             (Zip code)

Paul Schubert

345 Park Avenue

New York, NY 10154-0004

(Name and address of agent for service)

Registrant's telephone number, including area code: (212) 454-7190

Date of fiscal year end: 05/31

Date of reporting period: 02/29/08

ITEM 1. SCHEDULE OF INVESTMENTS

Investment Portfolio	as of February 29, 2008 (Unaudited)

DWS Floating Rate Plus Fund

	Principal Amount ($)	Value ($)

Senior Loans* 90.2%
Consumer Discretionary 30.6%
Bresnan Communications LLC, Term Loan 2nd Lien, LIBOR plus 4.5% , 7.209% 3/29/2014	1,000,000	925,000
Buffets, Inc.:
Credit Link Deposit, LIBOR plus 2.75%, 5.459%, 5/1/2013	117,445	68,177
Term Loan, LIBOR plus 2.75%, 5.459%, 11/1/2013	879,195	510,373
CanWest MediaWorks LP:
Term Loan, LIBOR plus 2.0%, 4.709%, 7/10/2014	496,250	452,208
Term Loan B, LIBOR plus 2.0%, 4.709%, 7/17/2014	997,500	908,972
Cequel Communications LLC, Term Loan 1st Lien, LIBOR plus 2.0%, 4.709%, 11/5/2013	1,000,000	850,835
Dollar General Corp., Term Loan B, LIBOR plus 2.75%, 5.459%, 7/6/2014	500,000	446,607
Golden Nugget, Inc., Term Loan, LIBOR plus 3.25%, 5.959%, 12/31/2014	1,000,000	780,000

Gregg Appliances, Inc., Term Loan, LIBOR plus 2.25%, 4.959%, 7/13/2013	995,000	895,500
Idearc, Inc., Term Loan B, LIBOR plus 2.0%, 4.709%, 11/17/2014	992,481	815,700
Isle of Capri Casinos, Inc.:
Term Delay Draw, LIBOR plus 1.75%, 4.459%, 11/25/2013	176,471	154,632
Term Loan, LIBOR plus 1.75%, 4.459%, 11/25/2013	585,294	512,864
Term Loan B, 2.709%, 11/25/2013	234,118	205,146
Jarden Corp., Term Loan B-3, LIBOR plus 2.5%, 5.209%, 1/24/2012	1,000,000	945,830
Las Vegas Sand LLC (Venetian), Term Loan B, LIBOR plus 1.75%, 4.459%, 5/23/2014	832,636	740,467
Local TV Finance LLC, Term Loan, LIBOR plus 2.0%, 4.709%, 5/7/2013	497,500	430,338
Merrill Communications LLC, Term Loan 2nd Lien, LIBOR plus 6.5%, 9.209%, 11/15/2013	400,000	328,000
MGM Holdings II, Inc., Term Loan B, LIBOR plus 3.25%, 5.959%, 4/8/2012	497,468	418,761
Network Communications, Inc., Term Loan, LIBOR plus 2.0%, 4.709%, 11/30/2012	997,500	877,800
New World Gaming Partners Holdings, Ltd.:
Term Delay Draw, LIBOR plus 2.25%, 4.959%, 1/19/2019	166,667	143,333
Term Loan, LIBOR plus 2.25%, 4.959%, 7/19/2014	833,333	720,833
Reader's Digest Association, Inc., Term Loan, LIBOR plus 2.0%, 4.709%, 3/2/2014	992,500	822,118
Toys "R" Us, Inc., Term Loan, LIBOR plus 4.25%, 6.959%, 7/19/2012	995,025	916,915
Tribune Co., Term Loan B, LIBOR plus 3.0%, 5.709%, 5/17/2014	995,000	729,290
Univision Communications, Inc., Term Loan, LIBOR plus 2.25%, 4.959%, 10/20/2008	966,443	816,867

		15,416,566
Consumer Staples 2.1%
Advance Food Co., Inc., Term Loan 2nd Lien, LIBOR plus 4.25%, 6.959%, 9/16/2014	750,000	622,500
Van Houtte, Inc.:
Term Loan B, LIBOR plus 2.5%, 5.209%, 7/19/2014	437,800	402,776
Term Loan C, LIBOR plus 2.5%, 5.209%, 7/19/2014	59,700	55,446

		1,080,722
Energy 4.7%
Atlas Pipeline Partners LP, Term Loan, LIBOR plus 2.5%, 5.209%, 7/23/2014	500,000	474,688
Calumet Specialty Products Partners LP:
Term Loan, LIBOR plus 4.0%, 6.709%, 1/3/2014	885,057	836,379
Credit Link Deposit, LIBOR plus 4.0%, 6.709%, 1/3/2014	114,943	107,184
Dresser, Inc., Term Loan 1st Lien, LIBOR plus 2.5%, 5.209%, 5/4/2014	1,000,000	930,630

		2,348,881
Financials 3.1%
Algoma Acquisition Corp., Term Loan, LIBOR plus 2.5%, 5.209%, 6/20/2013	708,611	621,806

Nuveen Investments, Inc., Term Loan, LIBOR plus 3.0%, 5.709%, 11/7/2014	1,000,000	924,380

		1,546,186
Health Care 9.3%
Community Health Systems, Inc., Term Loan, LIBOR plus 2.25%, 4.959%, 1/16/2009	922,660	845,964
HCA, Inc., Term Loan B, LIBOR plus 2.25%, 4.959%, 11/17/2013	1,000,000	919,960
Health Management Associates, Inc., Term Loan B, LIBOR plus 1.75%, 4.459%, 2/28/2014	981,681	852,658
Mylan, Inc., Term Loan B, LIBOR plus 3.25%, 5.959%, 10/2/2014	1,000,000	968,500
Surgical Care Affiliates LLC, LIBOR plus 2.25%, 4.959%, 12/29/2014	298,500	249,247
Symbol Merger Sub, Inc.:
Term Loan A, LIBOR plus 3.25%, 5.959%, 8/23/2013	482,750	405,510
Term Loan B, LIBOR plus 3.25%, 5.959%, 8/23/2014	482,750	415,165

		4,657,004
Industrials 16.3%
Acosta, Inc., Term Loan, LIBOR plus 2.25%, 4.959%, 7/28/2013	994,950	866,850
ARAMARK Corp.:

Term Loan, LIBOR plus 2.0%, 4.709%, 1/26/2014	834,698	773,010
Credit Link Deposit, LIBOR plus 2.0%, 4.709%, 1/26/2014	58,002	53,725
Asurion Corp., Term Loan, LIBOR plus 3.0%, 5.709%, 7/16/2014	1,000,000	857,500
FR Brand Acquisition Corp., Term Loan B, LIBOR plus 2.25%, 4.959%, 2/7/2014	997,500	940,767
GenCorp, Inc.:
Credit Link Deposit, LIBOR plus 2.25%, 4.959%, 4/30/2013	312,500	293,750
Term Loan, LIBOR plus 2.25%, 4.959%, 4/30/2013	186,094	156,784
Gleason Corp., Term Loan, LIBOR plus 2.0%, 4.709%, 6/30/2013	243,728	210,825
LN Acquisition Corp.:
Term Delay Draw, LIBOR plus 2.5%, 5.209%, 7/17/2014	135,682	126,184
Term Loan, LIBOR plus 2.5%, 5.209%, 7/17/2014	362,045	336,702
MSCI, Inc., Term Loan B, LIBOR plus 3.0%, 5.709%, 10/21/2014	997,500	992,513
Sabre, Inc., Term Loan, LIBOR plus 2.25%, 4.959%, 9/30/2014	1,000,000	831,250
Travelport, Inc., Term Delay Draw, LIBOR plus 2.25%, 4.959%, 8/23/2013	997,494	879,041
West Corp., Term Loan B2, LIBOR plus 2.375%, 5.084%, 10/24/2013	997,481	853,260

		8,172,161
Information Technology 6.1%
First Data Corp., Term Loan B1, LIBOR plus 2.75%, 5.459%, 9/24/2014	997,500	909,311
JRD Holdings, Inc., Term Loan A, LIBOR plus 2.5%, 5.209%, 7/2/2014	484,375	435,938
SunGard Data Systems, Inc., Term Loan, LIBOR plus 2.0%, 4.709%, 2/28/2014	1,000,000	928,905
Vangent, Inc., Term Loan, LIBOR plus 2.25%, 4.959%, 2/14/2013	994,987	813,402

		3,087,556
Materials 4.5%
Newpage Holding Corp., Term Loan B, LIBOR plus 3.75%, 6.459%, 12/7/2014	1,000,000	973,440
Noranda Aluminum Holding Corp., Term Loan B, LIBOR plus 2.0%, 4.709%, 5/18/2014	498,529	438,706
Novelis, Inc.:
Term Loan, LIBOR plus 2.0%, 4.709%, 7/6/2014	684,063	600,265
Term Loan, LIBOR plus 2.0%, 4.709%, 7/14/2014	310,938	275,568

		2,287,979
Telecommunication Services 10.2%
Cavtel Holdings LLC, Term Loan, LIBOR plus 4.75%, 7.459%, 12/31/2012	994,975	773,593
Cellnet Group, Inc., Term Loan 2nd Lien, LIBOR plus 4.25%, 6.959%, 10/22/2011	1,000,000	930,000
Gabriel Communications Finance Co., Term Loan B, LIBOR plus 3.25%, 5.959%, 5/31/2014	995,000	907,938
One Communications Corp., Term Loan C, LIBOR plus 3.5%, 6.209%, 4/19/2013	748,032	654,528
Sorenson Communications, Inc., Term Loan C, LIBOR plus 2.5%, 5.209%, 8/16/2013	1,000,000	941,880

Telesat LLC:
Term Loan, LIBOR plus 3.0%, 5.709%, 10/31/2014	967,323	893,390
Term Delay Draw, LIBOR plus 3.0%, 5.709%, 10/31/2014	26,457	24,463

		5,125,792
Utilities 3.3%
NRG Energy, Inc.:
Credit Link Deposit, LIBOR plus 1.75%, 4.459%, 2/1/2013	315,863	291,068
Term Loan, LIBOR plus 1.75%, 4.459%, 2/1/2013	684,137	633,682
Texas Competitive Electric Holdings Co., LLC:
Term Loan B2, LIBOR plus 3.5%, 6.209%, 10/10/2014	399,000	364,433
Term Loan B3, LIBOR plus 3.5%, 6.209%, 12/31/2012	399,000	364,241

		1,653,424

Total Senior Loans (Cost $49,958,812)		45,376,271

	Government & Agency Obligations 0.7%
US Treasury Obligations
US Treasury Bills:
	3.03% **, 4/17/2008 (a)	341,000	340,130
	2.3% **, 4/17/2008 (a)	17,000	16,949
	2.153% **, 4/17/2008 (a)	1,000	997
	2.07% **, 4/17/2008 (a)	2,000	1,995
	1.93% **, 4/17/2008 (a)	3,000	2,992
	2.018% **, 4/17/2008 (a)	1,000	997

Total Government & Agency Obligations (Cost $363,582)			364,060
		Shares	Value ($)

	Cash Equivalents 11.5%
Cash Management QP Trust, 3.89% (b) (Cost $5,757,612)		5,757,612	5,757,612
		% of Net Assets	Value ($)

Total Investment Portfolio (Cost $56,080,006) †		102.4	51,497,943
Other Assets and Liabilities, Net		(2.4)	(1,188,697)

Net Assets		100.0	50,309,246

For information on the Fund's policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.

†

The cost for federal income tax purposes was $56,040,547. At February 29, 2008, net unrealized depreciation for all securities based on tax cost was $4,542,604. This consisted of aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost of $53,681 and aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value of $4,596,285.

*

Senior loans in the Fund’s portfolio generally are subject to mandatory and/or optional payment. As a result, the actual remaining maturity of senior loans in the Fund’s portfolio may be substantially less than the stated maturities shown in this report. Senior loans pay interest at rates which vary based on prevailing interest rates, such as the prime rate offered by a major US bank or LIBOR, and are shown at their current rate as of February 29, 2008.

**	Annualized yield at time of purchase; not a coupon rate.
(a)	At February 29, 2008, this security has been pledged, in whole or in part, to cover initial margin requirements for open futures contracts.
(b)	Affiliated fund managed by Deutsche Investment Management Americas Inc. The rate shown is the annualized seven-day yield at period end.
LIBOR: Represents the London InterBank Offered Rate.

At February 29, 2008, the Fund had unfunded loan commitments of $279,558 which could be extended at the option of the borrower, pursuant to the following loan agreement:

			Unrealized
	Unfunded Loan		Appreciation/
Borrower	Commitment ($)	Value ($)	(Depreciation) ($)
Community Health Systems, Inc., Term Delay Draw, 7/16/2014	46,404	42,587	(3,817)
Las Vegas Sands LLC (Venetian), Term Delay Draw, 5/23/2014	144,770	149,182	4,412
Telesat LLC, Term Delay Draw, 10/31/2014	55,414	51,984	(3,430)
Univision Communications, Inc., Term Delay Draw, 9/29/2014	32,970	28,356	(4,614)
	279,558	272,109	(7,449)

At February 29, 2008, open futures contracts purchased were as follows:
Futures	Expiration Date	Contracts	Aggregated Face Value ($)	Value ($)	Unrealized Appreciation ($)

2 Year US Treasury Note	6/30/2008	13	2,770,868	2,793,984	23,116
10 Year Canadian Government Bond	6/19/2008	26	3,051,709	3,114,453	62,744
10 Year US Treasury Note	6/19/2008	18	2,059,930	2,111,063	51,133
United Kingdom Treasury Bond	6/26/2008	29	6,243,219	6,356,548	113,329
Total unrealized appreciation					250,322

At February 29, 2008, open futures contracts sold were as follows:
Futures	Expiration Date	Contracts	Aggregated Face Value ($)	Value ($)	Unrealized Depreciation ($)

10 Year Australian Bond	3/17/2008	2	182,471	183,020	(549)
10 Year Federal Republic of Germany Bond	6/6/2008	26	4,537,605	4,603,611	(66,006)
10 Year Japanese Government Bond	3/10/2008	49	6,461,797	6,533,333	(71,536)
Total unrealized depreciation					(138,091)

As of February 29, 2008, the Fund had the following open forward foreign currency exchange contracts:

				Settlement	Unrealized
Contracts to Deliver		In Exchange For		Date	Appreciation ($)
USD	1,055,560	AUD	1,196,000	3/19/2008	62,464
USD	587,168	AUD	653,000	3/19/2008	23,258
USD	527,201	CAD	533,000	3/19/2008	16,712
USD	198,539	CAD	196,000	3/19/2008	1,473
USD	46,855	CAD	47,000	3/19/2008	1,107
USD	658,529	CHF	724,000	3/19/2008	35,375
USD	2,948,283	EUR	2,007,000	3/19/2008	97,855
USD	884,020	EUR	597,000	3/19/2008	22,081
USD	339,959	GBP	172,000	3/19/2008	1,219
USD	1,044,107	JPY	111,639,000	3/19/2008	28,423
USD	728,823	NOK	3,975,000	3/19/2008	33,197
USD	644,641	NOK	3,434,000	3/19/2008	13,668
USD	97,549	NOK	534,000	3/19/2008	4,821
USD	2,964,772	SGD	4,250,000	3/19/2008	87,750
USD	1,170,273	SGD	1,666,000	3/19/2008	26,316
USD	218,947	SGD	310,000	3/19/2008	3,708
Total unrealized appreciation					459,427

				Settlement	Unrealized
Contracts to Deliver		In Exchange For		Date	Depreciation ($)
AUD	73,000	USD	63,919	3/19/2008	(4,322)
CHF	4,353,000	USD	3,860,754	3/19/2008	(311,299)
CHF	67,000	USD	60,804	3/19/2008	(3,411)
EUR	259,000	USD	380,002	3/19/2008	(13,097)
USD	1,793,754	GBP	879,000	3/19/2008	(50,175)
JPY	302,433,000	USD	2,729,909	3/19/2008	(175,602)
JPY	23,079,000	USD	214,359	3/19/2008	(7,363)
SEK	5,642,000	USD	882,017	3/19/2008	(30,596)
SEK	1,238,000	USD	195,883	3/19/2008	(4,368)
SEK	450,000	USD	70,054	3/19/2008	(2,735)
Total unrealized depreciation					(602,968)

Currency Abbreviations
AUD	Australian Dollar	JPY	Japanese Yen
CAD	Canadian Dollar	NOK	Norwegian Krone
CHF	Swiss Franc	SEK	Swedish Krona
EUR	Euro	SGD	Singapore Dollar
GBP	Pound Sterling	USD	United States Dollar

ITEM 2.	CONTROLS AND PROCEDURES

(a)          The Chief Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on the evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b)         There have been no changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal controls over financial reporting.

ITEM 3.	EXHIBITS

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	DWS Floating Rate Plus Fund, a series of DWS Portfolio Trust

By:	/s/Michael G. Clark
Michael G. Clark

President

Date:	April 16, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

Registrant:	DWS Floating Rate Plus Fund, a series of DWS Portfolio Trust

By:	/s/Michael G. Clark
Michael G. Clark

President

Date:	April 16, 2008

By:	/s/Paul Schubert
Paul Schubert

Chief Financial Officer and Treasurer

Date:                                        April 16, 2008